Note 4 - Related Party Transactions (Details Textual)		6 Months Ended
	Jan. 01, 2018	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 EUR (€)	Aug. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	May 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
Service Management Costs Daily Fee Related Party | €			€ 685		€ 685
Related Party Agreement Term	5 years
Related Party Transaction Discount Percentage	5.00%
Due to Related Parties, Total		$ 441,754					$ 2,672,895
Eurobulk Ltd. [Member] | Fixed Management Fees [Member]
Related Party Transaction, Amounts of Transaction		625,000		$ 936,126
Eurobulk Ltd. [Member] | Vessel Management Fees [Member]
Related Party Transaction, Amounts of Transaction		$ 1,547,139		1,861,009
Colby Trading Ltd [Member]
Financing Commitment to Fund Working Capital Requirement, Maximum Amount								$ 2,000,000	$ 4,000,000
Colby Trading Ltd [Member] | Subsequent Event [Member]
Financing Commitment to Fund Working Capital Requirement, Maximum Amount						$ 4,000,000
Eurochart [Member] | Vessel Sales [Member]
Related Party Transaction Commission, Percentage		1.00%	1.00%
Related Party Transaction, Expenses from Transactions with Related Party				64,500
Eurochart [Member] | Charter Revenues [Member]
Related Party Transaction Commission, Percentage		1.25%	1.25%
Related Party Transaction, Expenses from Transactions with Related Party		$ 214,621		238,016
Sentinel [Member]
Related Party Transaction, Expenses from Transactions with Related Party		$ 21,258		24,039
Related Party Transaction Commission on Premium, Maximum, Percentage		5.00%	5.00%
Technomar [Member]
Related Party Transaction, Expenses from Transactions with Related Party		$ 64,995		$ 71,341
Related Party Transaction Amounts of Transaction Per Crew Member Per Month		$ 50